CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid-in Capital	Deficit Accumulated During Development Stage	Total
Beginning Balance, Amount at Dec. 31, 2010	$ 20,000	$ 24,000	$ (6,545)	$ 37,455
Beginning Balances, Shares at Dec. 31, 2010	9,500,000
Sale of common stock, shares	224,200
Sale of common stock, amount	6,050			56,050
Net loss			(58,683)	(58,683)
Ending Balance, Amount at Dec. 31, 2011	76,050	24,000	(65,228)	34,822
Ending Balance, Shares at Dec. 31, 2011	9,724,200
Net loss			(20,323)	(20,323)
Ending Balance, Amount at Dec. 31, 2012	76,050	24,000	(85,551)	14,499
Ending Balance, Shares at Dec. 31, 2012	9,724,200
Beginning Balance, Amount at Jun. 04, 2013	0	0	0	0
Beginning Balances, Shares at Jun. 04, 2013	0
Common stock issued for cash at $0.001 per share, June 30, 2013, Shares	12,400,000
Common stock issued for cash at $0.001 per share, June 30, 2013, Amount	12,400			12,400
Ending Balance, Amount at Jun. 30, 2013	12,400	0	0	12,400
Ending Balance, Shares at Jun. 30, 2013	12,400,000
Common stock issued for cash at $0.001 per share, June 30, 2013, Shares	12,400,000
Common stock issued for cash at $0.001 per share, June 30, 2013, Amount	12,400			12,400
Common stock Issued for cash at $1.00 per share, July 11 through August 8, 2013, Shares	707,000
Common stock Issued for cash at $1.00 per share, July 11 through August 8, 2013, Amount	707,000			707,000
Recapitalization on August 14, 2013, Shares	9,724,000
Recapitalization on August 14, 2013, Amount	(1,706)			(1,706)
Purchase and cancellation of shares of common stock on August 14, 2013, Shares	(8,000,000)
Purchase and cancellation of shares of common stock on August 14, 2013, Amount	(100,000)			(100,000)
Common stock issued for cash at $1.00 per share, August 14 through September 19, 2013, Shares	266,000
Common stock issued for cash at $1.00 per share, August 14 through September 19, 2013, Amount	266,000			266,000
Net loss			(472,016)	(472,016)
Ending Balance, Amount at Sep. 30, 2013	$ 883,694	$ 0	$ (472,016)	$ 411,678
Ending Balance, Shares at Sep. 30, 2013	15,097,000